Securities - Rollforward of Credit Losses Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rollforward of OTTI Credit Losses Recognized
Balance, January 1	$ 200	$ 184	$ 243
Additions for credit losses recognized on AFS debt securities that had no previous impairment losses	52	14	6
Additions for credit losses recognized on AFS debt securities that had previously incurred impairment losses	29	2	14
Reductions for AFS debt securities matured, sold or intended to be sold	(15)	0	(79)
Balance, December 31	$ 266	$ 200	$ 184